Derivatives - Effect of hedging items on statement financial position, statement of comprehensive income, statement of changes in equity (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Carrying value of assets		₩ 286,250	₩ 564,291
Carrying value of liabilities		13,560,907	6,828,511
Interest rate risk | Fair value hedges
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Carrying value of assets	[1]	505,668	704,942
Carrying value of liabilities	[1]	12,711,595	6,370,330
Assets of Cumulative fair value hedge adjustment		69,687	6,207
Liabilities of Cumulative fair value hedge adjustment		(861,128)	(85,441)
Changes if fair value in the period		708,439	274,005
Cash flow hedge reserve		0
Foreign currency conversion reserves		0
Interest rate risk | Cash Flow Hedges
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Carrying value of assets	[1]	475,027	607,062
Carrying value of liabilities	[1]	1,689,360	1,714,303
Assets of Cumulative fair value hedge adjustment		0
Liabilities of Cumulative fair value hedge adjustment		0
Changes if fair value in the period		31,830	22,432
Cash flow hedge reserve		(58,956)	67,553
Foreign currency conversion reserves		0
Foreign Exchange Risk | Fair value hedges
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Carrying value of assets	[1]	205,470	415,693
Carrying value of liabilities	[1]	0
Assets of Cumulative fair value hedge adjustment		0
Liabilities of Cumulative fair value hedge adjustment		0
Changes if fair value in the period		(4,002)	23,109
Cash flow hedge reserve		0
Foreign currency conversion reserves		0
Foreign Exchange Risk | Cash Flow Hedges
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Carrying value of assets	[1]	2,778,511	2,848,303
Carrying value of liabilities	[1]	2,843,059	2,782,574
Assets of Cumulative fair value hedge adjustment		0
Liabilities of Cumulative fair value hedge adjustment		0
Changes if fair value in the period		52,361	336,281
Cash flow hedge reserve		(1,468)	(19,296)
Foreign currency conversion reserves		0
Foreign Exchange Risk | Hedges of net investment
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Carrying value of assets	[1]	0
Carrying value of liabilities	[1]	0
Assets of Cumulative fair value hedge adjustment		0
Liabilities of Cumulative fair value hedge adjustment		0
Changes if fair value in the period		25,793	74,525
Cash flow hedge reserve		0
Foreign currency conversion reserves		₩ (40,834)	₩ (66,626)

[1]	The related account categories are presented as interest rate swap assets / liabilities and currency forwards.